GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 24.3%
Aerospace & Defense – 0.3%
3,048	Airbus SE	$ 262,739
2,883	Chemring Group PLC	9,042
270	Dassault Aviation SA	30,718
3,304	General Dynamics Corp.	701,010
1,251	Huntington Ingalls Industries, Inc.	277,097
15,333	Leonardo SpA	108,564
1,556	MTU Aero Engines AG	232,551
37,546	QinetiQ Group PLC	137,013
89,549	Raytheon Technologies Corp.	7,330,481
539	Rheinmetall AG	82,988
117,387	Rolls-Royce Holdings PLC*	89,901
5,056	Thales SA	557,141

		9,819,245

Air Freight & Logistics – 0.2%
13,984	Deutsche Post AG	421,473
3,263	Expeditors International of Washington, Inc.	288,155
3,360	FedEx Corp.	498,859
300	Nippon Express Holdings, Inc.	15,249
30,020	Royal Mail PLC	61,106
33,195	United Parcel Service, Inc. Class B	5,362,320
402	Yamato Holdings Co. Ltd.	6,037

		6,653,199

Airlines* – 0.1%
5,890	Alaska Air Group, Inc.	230,594
42,199	Deutsche Lufthansa AG	242,567
14,231	easyJet PLC	46,434
48,536	Southwest Airlines Co.	1,496,850
10,593	United Airlines Holdings, Inc.	344,590

		2,361,035

Auto Components – 0.0%
6,820	BorgWarner, Inc.	214,148
500	Bridgestone Corp.	16,171
1,100	JTEKT Corp.	6,999
1,002	NGK Spark Plug Co. Ltd.	17,771
1,300	TS Tech Co. Ltd.	12,754
5,511	Valeo	83,270

		351,113

Automobiles – 0.2%
6,106	Bayerische Motoren Werke AG	413,850
43,420	Ford Motor Co.	486,304
158,501	General Motors Co.	5,086,297
5,141	Honda Motor Co. Ltd.	111,589
2,200	Isuzu Motors Ltd.	24,326
1,200	Mazda Motor Corp.	7,968
10,882	Mercedes-Benz Group AG	550,270
13,400	Mitsubishi Motors Corp.*	48,106
4,600	Nissan Motor Co. Ltd.	14,824
6,541	Renault SA*	176,974

Shares	Description	Value

Common Stocks – (continued)
Automobiles – (continued)
61,012	Stellantis NV	$ 720,701
3,900	Subaru Corp.	58,938
400	Suzuki Motor Corp.	12,452
4,242	Tesla, Inc.*	1,125,191
500	Yamaha Motor Co. Ltd.	9,368

		8,847,158

Banks – 1.2%
2,600	Aozora Bank Ltd.	46,484
188,127	Banco de Sabadell SA	125,455
216,612	Banco Santander SA	504,034
366,047	Bank of America Corp.	11,054,619
154	Bank of Georgia Group PLC	3,390
147,799	Barclays PLC	235,168
368	BAWAG Group AG(a)	15,820
17,057	Citigroup, Inc.	710,765
66,386	Citizens Financial Group, Inc.	2,281,023
3,770	Close Brothers Group PLC	38,804
664	Comerica, Inc.	47,210
31,940	Credit Agricole SA	259,290
1,913	Erste Group Bank AG	41,937
4,585	FinecoBank Banca Fineco SpA	56,627
29,970	First Republic Bank	3,912,583
200	Fukuoka Financial Group, Inc.	3,562
187,605	Huntington Bancshares, Inc.	2,472,634
138,171	JPMorgan Chase & Co.	14,438,869
1,464	KBC Group NV	69,473
20,530	KeyCorp.	328,891
3,643	Mebuki Financial Group, Inc.	7,116
7,543	Mizuho Financial Group, Inc.	81,650
4,489	Raiffeisen Bank International AG	53,108
14,770	Regions Financial Corp.	296,434
1,000	Seven Bank Ltd.	1,792
5,800	Sumitomo Mitsui Financial Group, Inc.	160,785
300	Sumitomo Mitsui Trust Holdings, Inc.	8,532
12,850	Truist Financial Corp.	559,489
90,216	U.S. Bancorp	3,637,509
17,011	Virgin Money UK PLC	23,338
27,914	Wells Fargo & Co.	1,122,701
971	Zions Bancorp NA	49,385

		42,648,477

Beverages – 0.5%
23,321	Anheuser-Busch InBev SA	1,056,363
1,598	Asahi Group Holdings Ltd.	49,819
10,798	Britvic PLC	86,005
911	Brown-Forman Corp. Class B	60,645
5,076	C&C Group PLC*	8,441
200	Coca-Cola Bottlers Japan Holdings, Inc.	1,939
5,845	Coca-Cola HBC AG*	122,131
3,691	Davide Campari-Milano NV	32,656

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Beverages – (continued)
1,662	Heineken Holding NV	$ 113,778
66,016	Keurig Dr Pepper, Inc.	2,364,693
10,600	Kirin Holdings Co. Ltd.	163,301
5,965	Molson Coors Beverage Co. Class B	286,260
56,939	PepsiCo, Inc.	9,295,861
3,230	Pernod Ricard SA	592,557
100	Sapporo Holdings Ltd.	2,205
700	Suntory Beverage & Food Ltd.	24,913
87,131	The Coca-Cola Co.	4,881,079

		19,142,646

Biotechnology – 0.7%
88,306	AbbVie, Inc.	11,851,548
39,169	Amgen, Inc.	8,828,692
2,247	Biogen, Inc.*	599,949
14,865	Gilead Sciences, Inc.	917,022
4,365	Incyte Corp.*	290,884
5,463	Moderna, Inc.*	646,000
1,404	Regeneron Pharmaceuticals, Inc.*	967,173
2,992	Vertex Pharmaceuticals, Inc.*	866,304

		24,967,572

Building Products – 0.0%
4,881	A.O. Smith Corp.	237,119
1,300	AGC, Inc.	40,471
6,340	Allegion PLC	568,571
9,112	Cie de Saint-Gobain	325,805
3,359	Fortune Brands Home & Security, Inc.	180,345
1,192	Lixil Corp.	17,490
6,288	Masco Corp.	293,587
1,800	TOTO Ltd.	60,108
586	Trane Technologies PLC	84,859
3,226	Tyman PLC	7,027

		1,815,382

Capital Markets – 0.2%
15,087	3i Group PLC	181,156
44,467	Abrdn PLC	68,022
1,545	AJ Bell PLC	4,602
1,797	Ameriprise Financial, Inc.	452,754
9,206	Ashmore Group PLC	20,102
18,799	Cboe Global Markets, Inc.	2,206,439
10,362	CMC Markets PLC(a)	25,185
24,400	Daiwa Securities Group, Inc.	95,767
36,911	Deutsche Bank AG	273,288
834	Deutsche Boerse AG	136,715
160	FactSet Research Systems, Inc.	64,018
11,406	Franklin Resources, Inc.	245,457
2,400	Hargreaves Lansdown PLC	22,985
8,488	IG Group Holdings PLC	71,934
1,477	IntegraFin Holdings PLC	3,625
5,995	Intermediate Capital Group PLC	64,671

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
15,771	Invesco Ltd.	$ 216,063
8,756	Investec PLC	35,499
343	Japan Exchange Group, Inc.	4,636
51,536	Jupiter Fund Management PLC	52,853
558	Liontrust Asset Management PLC	4,519
36,382	Man Group PLC	90,085
224	MarketAxess Holdings, Inc.	49,838
4,653	Molten Ventures PLC*	15,598
409	Moody’s Corp.	99,432
12,319	Morgan Stanley	973,324
1,219	Nasdaq, Inc.	69,093
2,039	Ninety One PLC	4,143
3,536	Northern Trust Corp.	302,540
3,337	Raymond James Financial, Inc.	329,762
2,400	SBI Holdings, Inc.	43,068
14,353	Schroders PLC	61,694
5,935	State Street Corp.	360,907
3,804	T. Rowe Price Group, Inc.	399,458
11,141	The Bank of New York Mellon Corp.	429,151
2,643	The Charles Schwab Corp.	189,952

		7,668,335

Chemicals – 0.3%
476	Air Products & Chemicals, Inc.	110,780
1,355	Akzo Nobel NV	76,788
2,761	Celanese Corp.	249,429
4,564	CF Industries Holdings, Inc.	439,285
100	Denka Co. Ltd	2,199
9,717	Dow, Inc.	426,868
3,363	Eastman Chemical Co.	238,941
627	Ecolab, Inc.	90,551
7,675	Essentra PLC	15,498
29,822	FMC Corp.	3,152,185
9,974	Johnson Matthey PLC	201,367
5,700	K&S AG	107,941
400	Kansai Paint Co. Ltd.	5,671
5,969	LyondellBasell Industries NV Class A Class A	449,346
1,000	Nippon Paint Holdings Co. Ltd.	6,755
700	Nippon Sanso Holdings Corp.	11,065
100	Nissan Chemical Corp.	4,467
200	Nitto Denko Corp.	10,829
100	NOF Corp.	3,612
3,056	OCI NV	111,885
400	Shin-Etsu Chemical Co. Ltd.	39,583
960	Solvay SA	74,325
6,910	Sumitomo Chemical Co. Ltd.	23,768
3,533	Teijin Ltd.	34,260
7,045	The Mosaic Co.	340,485
20,717	The Sherwin-Williams Co.	4,241,806
100	Tokyo Ohka Kogyo Co. Ltd.	4,173
1,200	Tosoh Corp.	13,374
1,234	Umicore SA	36,227

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
9,190	Valvoline, Inc.	$ 232,875
346	Victrex PLC	6,387
665	Wacker Chemie AG	68,366
2,300	Zeon Corp.	20,327

		10,851,418

Commerical Services & Supplies – 0.4%
4,370	Biffa PLC(a)	20,103
8,201	Cintas Corp.	3,183,546
2,475	Clean Harbors, Inc.*	272,201
23,507	Copart, Inc.*	2,501,145
700	Dai Nippon Printing Co. Ltd.	14,024
18,156	Mitie Group PLC	12,592
665	MSA Safety, Inc.	72,671
24,866	Republic Services, Inc.	3,382,771
1,719	Rollins, Inc.	59,615
72,830	Serco Group PLC	126,325
400	Sohgo Security Services Co. Ltd.	10,065
2,913	Stericycle, Inc.*	122,666
3,700	Toppan, Inc.	55,115
23,157	Waste Management, Inc.	3,709,983

		13,542,822

Communications Equipment – 0.3%
269,866	Cisco Systems, Inc.	10,794,640
1,799	F5, Inc.*	260,369
1,934	Juniper Networks, Inc.	50,516
420	Motorola Solutions, Inc.	94,067
47,234	Nokia Oyj	202,779
5,766	Spirent Communications PLC	16,772

		11,419,143

Construction & Engineering – 0.0%
1,369	Arcadis NV	44,556
6,373	Balfour Beatty PLC	21,803
1,364	Eiffage SA	109,383
2,200	JGC Holdings Corp.	27,295
100	Nishimatsu Construction Co. Ltd.	2,616
861	Taisei Corp.	23,879
4,840	Vinci SA	391,366

		620,898

Construction Materials – 0.0%
31,351	CRH PLC	1,007,508
4,853	HeidelbergCement AG	191,713
22,713	Ibstock PLC(a)	41,399
1,919	Taiheiyo Cement Corp.	27,099
1,739	Wienerberger AG	34,905

		1,302,624

Consumer Finance – 0.0%
1,194	American Express Co.	161,082
6,035	Capital One Financial Corp.	556,246
629	Credit Saison Co. Ltd.	7,371

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – (continued)
5,099	Discover Financial Services	$ 463,601
13,019	Synchrony Financial	367,006

		1,555,306

Containers & Packaging – 0.1%
378	Avery Dennison Corp.	61,501
50,443	Ball Corp.	2,437,406
38,434	DS Smith PLC	108,693
7,328	International Paper Co.	232,297
778	Smurfit Kappa Funding PLC	22,083
1,249	Smurfit Kappa Group PLC	35,720
7,615	Westrock Co.	235,227

		3,132,927

Distributors – 0.0%
701	D’ieteren Group	98,771
2,780	Genuine Parts Co.	415,110
5,745	Inchcape PLC	43,501
7,265	LKQ Corp.	342,545

		899,927

Diversified Financial Services – 0.6%
55,973	Apollo Global Management, Inc.	2,602,744
64,814	Berkshire Hathaway, Inc. Class B*	17,306,634
35,100	Chrysalis Investments Ltd.*	23,934
792	Eurazeo SE	41,328
948	EXOR NV	60,837
982	EXOR NV*	63,019
17,600	Mitsubishi HC Capital, Inc.	75,649
4,900	ORIX Corp.	68,644
2,572	Plus500 Ltd.	47,055
211	Sofina SA	36,416
358	Wendel SE	25,624

		20,351,884

Diversified Telecommunication Services – 0.5%
384,226	AT&T, Inc.	5,894,027
94,712	BT Group PLC	127,321
118,603	Deutsche Telekom AG	2,018,820
2,404	Elisa Oyj	108,923
30,119	Lumen Technologies, Inc.	219,266
6,477	Nippon Telegraph & Telephone Corp.	174,700
34,852	Orange SA	315,220
707,338	Telecom Italia SpA*	130,834
28,795	Telefonica Deutschland Holding AG	58,218
82,626	Telefonica SA*	273,155
390	United Internet AG	7,291
216,381	Verizon Communications, Inc.	8,215,987

		17,543,762

Electric Utilities – 0.5%
197	Acciona SA	34,624

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
21,691	American Electric Power Co., Inc.	$ 1,875,187
1,414	Duke Energy Corp.	131,530
471	Elia Group SA	55,423
56,876	Enel SpA	233,261
8,847	Entergy Corp.	890,274
923	Evergy, Inc.	54,826
11,966	Eversource Energy	932,869
91,336	Exelon Corp.	3,421,447
36,527	FirstEnergy Corp.	1,351,499
12,935	Fortum Oyj	173,808
105,106	Iberdrola SA	980,028
84,010	NextEra Energy, Inc.	6,587,224
7,570	NRG Energy, Inc.	289,704
2,976	Pinnacle West Capital Corp.	191,982
2,637	PPL Corp.	66,848
10,750	Red Electrica Corp. SA	164,965
43,899	Terna - Rete Elettrica Nazionale	267,368
1,952	The Southern Co.	132,736

		17,835,603

Electrical Equipment – 0.1%
882	Eaton Corp. PLC	117,623
21,478	Emerson Electric Co.	1,572,619
700	Fuji Electric Co. Ltd.	25,656
15,600	Mitsubishi Electric Corp.	141,150
5,368	nVent Electric PLC	169,682
1,211	Prysmian SpA	34,688
8,486	Siemens Energy AG*	93,437

		2,154,855

Electronic Equipment, Instruments & Components – 0.1%
2,400	Alps Alpine Co. Ltd.	17,349
600	Amano Corp.	10,082
7,926	CDW Corp.	1,237,090
37,644	Corning, Inc.	1,092,429
1,500	Ibiden Co. Ltd.	41,008
491	Keysight Technologies, Inc.*	77,264
3,600	Kyocera Corp.	181,363
929	Littelfuse, Inc.	184,583
5,528	National Instruments Corp.	208,627
993	Oxford Instruments PLC	19,780
935	Renishaw PLC	36,263
200	Shimadzu Corp.	5,247
1,044	Yokogawa Electric Corp.	16,447

		3,127,532

Energy Equipment & Services* – 0.0%
34,467	Petrofac Ltd.	38,869

Entertainment – 0.2%
5,926	Bollore SA	27,189
1,007	CTS Eventim AG & Co. KGaA*	41,430
787	Electronic Arts, Inc.	91,064
200	Konami Group Corp.	9,260
3,475	Live Nation Entertainment, Inc.*	264,239

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
79,614	The Walt Disney Co.*	$ 7,509,989
888	Ubisoft Entertainment SA*	24,404
3,346	Universal Music Group NV	62,671
36,688	Warner Bros Discovery, Inc.*	421,912

		8,452,158

Equity Real Estate Investment Trusts (REITs) – 0.5%
780	American Tower Corp.	167,466
97,764	Assura PLC	58,509
5,539	AvalonBay Communities, Inc.	1,020,228
3,512	Boston Properties, Inc.	263,295
2,119	Camden Property Trust	253,115
12,004	Capital & Counties Properties PLC	14,247
259	Covivio	12,477
27,908	Crown Castle, Inc.	4,034,101
4,186	Derwent London PLC	94,437
6,203	Equinix, Inc.	3,528,515
11,107	Equity Residential	746,613
3,272	Essex Property Trust, Inc.	792,577
17,498	Host Hotels & Resorts, Inc.	277,868
2,332	Inmobiliaria Colonial Socimi SA	11,259
12,306	Kimco Realty Corp.	226,553
4,550	Klepierre SA*	79,103
12,158	LXI REIT Plc	16,784
1,620	Merlin Properties Socimi SA	12,500
61,096	Primary Health Properties PLC	77,415
5,735	Public Storage	1,679,265
11,089	Regency Centers Corp.	597,143
8,412	Safestore Holdings PLC	78,288
9,403	SBA Communications Corp.	2,676,564
953	Simon Property Group, Inc.	85,532
19,895	Target Healthcare REIT PLC	20,326
12,755	Tritax Big Box REIT PLC	19,248
7,562	UK Commercial Property REIT Ltd.	5,044
3,558	Unibail-Rodamco-Westfield*	147,230
7,709	Urban Logistics REIT PLC	11,139
10,560	Vornado Realty Trust	244,570
13,405	Weyerhaeuser Co.	382,847

		17,634,258

Food & Staples Retailing – 0.4%
10,629	Carrefour SA	147,414
18,780	Costco Wholesale Corp.	8,869,231
3,235	HelloFresh SE*	67,715
139,526	J Sainsbury PLC	270,204
7,813	Jeronimo Martins SGPS SA	145,505
4,903	Kesko Oyj Class B	91,475
18,358	Koninklijke Ahold Delhaize NV	467,604
631	Lawson, Inc.	20,644
55,348	Marks & Spencer Group PLC*	60,374
500	MatsukiyoCocokara & Co.	21,447
1,972	Seven & i Holdings Co. Ltd.	79,215
800	Sugi Holdings Co. Ltd.	32,126

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – (continued)
100	Sundrug Co. Ltd.	$ 2,433
19,250	Sysco Corp.	1,361,167
292,551	Tesco PLC	671,426
9,308	The Kroger Co.	407,225
300	Tsuruha Holdings, Inc.	17,565
12,478	Walgreens Boots Alliance, Inc.	391,809

		13,124,579

Food Products – 0.4%
400	Ajinomoto Co., Inc.	10,932
6,555	Archer-Daniels-Midland Co.	527,350
8,975	Associated British Foods PLC	125,404
28,052	Bunge Ltd.	2,316,254
100	Calbee, Inc.	2,141
24,080	Campbell Soup Co.	1,134,650
8,801	Conagra Brands, Inc.	287,177
15,100	Danone SA	714,008
9,543	Flowers Foods, Inc.	235,617
900	Fuji Oil Holdings, Inc.	14,967
8,468	General Mills, Inc.	648,733
800	House Foods Group, Inc.	15,946
1,949	JDE Peet’s NV	56,985
2,091	Kerry Group PLC Class A	186,375
100	MEIJI Holdings Co. Ltd.	4,439
118,990	Mondelez International, Inc. Class A	6,524,222
600	Morinaga & Co. Ltd.	16,419
400	Morinaga Milk Industry Co. Ltd.	11,726
4,000	Nisshin Seifun Group, Inc.	40,402
1,100	Nissin Foods Holdings Co. Ltd.	76,461
17,646	Tate & Lyle PLC	133,048
457	The Hershey Co.	100,755
2,311	The J.M. Smucker Co.	317,554
13,538	The Kraft Heinz Co.	451,492
1,500	Toyo Suisan Kaisha Ltd.	61,857
5,499	Tyson Foods, Inc. Class A
	Class A	362,549
200	Yakult Honsha Co. Ltd.	11,613
887	Yamazaki Baking Co. Ltd.	10,207

		14,399,283

Gas Utilities – 0.0%
539	Atmos Energy Corp.	54,897
9,200	Italgas SpA	42,723
4,700	Osaka Gas Co. Ltd.	70,857
1,065	Rubis SCA	22,163
29,078	Snam SpA	117,531

		308,171

Health Care Equipment & Supplies – 0.7%
110,007	Abbott Laboratories	10,644,277
221	ABIOMED, Inc.*	54,291
27,453	Becton Dickinson & Co.	6,117,352
1,498	BioMerieux	118,492
107,034	Boston Scientific Corp.*	4,145,427

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
57,698	ConvaTec Group PLC(a)	$ 131,123
9,363	DENTSPLY SIRONA, Inc.	265,441
1,186	Dexcom, Inc.*	95,520
1,352	DiaSorin SpA	150,873
1,344	Edwards Lifesciences Corp.*	111,055
6,015	Hologic, Inc.*	388,088
319	Hoya Corp.	30,738
241	IDEXX Laboratories, Inc.*	78,518
400	Jeol Ltd.	13,131
16,475	Koninklijke Philips NV	253,657
14,600	Olympus Corp.	280,871
8,105	Siemens Healthineers AG(a)	347,668
13,565	STERIS PLC	2,255,588
1,062	Teleflex, Inc.	213,950
500	Terumo Corp.	14,055
3,602	The Cooper Cos., Inc.	950,568
3,964	Zimmer Biomet Holdings, Inc.	414,436

		27,075,119

Health Care Providers & Services – 1.3%
600	Alfresa Holdings Corp.	6,993
33,340	AmerisourceBergen Corp.	4,511,902
6,332	Cardinal Health, Inc.	422,218
29,295	Centene Corp.*	2,279,444
3,017	Cigna Corp.	837,127
73,573	CVS Health Corp.	7,016,657
3,032	DaVita, Inc.*	250,959
16,668	Elevance Health, Inc.	7,571,272
4,929	Fresenius Medical Care AG & Co. KGaA	138,865
7,759	Fresenius SE & Co. KGaA	165,385
100	H.U. Group Holdings, Inc.	1,820
2,728	HCA Healthcare, Inc.	501,379
4,771	Henry Schein, Inc.*	313,789
1,623	Humana, Inc.	787,463
6,528	Laboratory Corp. of America Holdings	1,337,000
1,985	McKesson Corp.	674,642
770	Medipal Holdings Corp.	9,792
1,377	Molina Healthcare, Inc.*	454,190
3,174	Quest Diagnostics, Inc.	389,418
4,122	Spire Healthcare Group PLC*	9,887
700	Suzuken Co. Ltd.	15,948
40,999	UnitedHealth Group, Inc.	20,706,135
2,718	Universal Health Services, Inc. Class B	239,673

		48,641,958

Health Care Technology – 0.0%
900	M3, Inc.	25,130

Hotels, Restaurants & Leisure – 0.3%
16,279	Aramark	507,905
454	Booking Holdings, Inc.*	746,017
2,358	Chipotle Mexican Grill, Inc.*	3,543,508

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
3,275	Choice Hotels International, Inc.	$ 358,678
6,833	Compass Group PLC	136,061
3,639	Domino’s Pizza, Inc.	1,128,818
11,567	Entain PLC	138,300
3,269	Expedia Group, Inc.*	306,273
600	Food & Life Cos. Ltd.	9,202
677	Greggs PLC	12,789
4,986	J D Wetherspoon PLC*	22,202
2,074	La Francaise des Jeux SAEM(a)	61,523
1,122	McDonald’s Corp.	258,890
9,944	MGM Resorts International	295,536
8,014	Penn Entertainment, Inc.*	220,465
4,337	Playtech PLC*	21,248
1,400	Skylark Holdings Co. Ltd.	14,919
1,879	Sodexo SA	141,114
13,234	SSP Group PLC*	27,696
1,784	Trainline PLC*	6,289
37,870	TUI AG*	45,064
2,685	Vail Resorts, Inc.	578,993
3,158	Whitbread PLC	80,050
100	Yoshinoya Holdings Co. Ltd.	1,621
14,627	Yum! Brands, Inc.	1,555,435

		10,218,596

Household Durables – 0.1%
16,138	Barratt Developments PLC	60,992
6,705	Berkeley Group Holdings PLC	244,970
300	Casio Computer Co. Ltd.	2,633
5,141	Countryside Partnerships PLC*	11,407
939	Crest Nicholson Holdings PLC	1,906
1,240	D.R. Horton, Inc.	83,514
800	Haseko Corp.	8,678
4,945	Lennar Corp. Class A	368,650
2,178	Mohawk Industries, Inc.*	198,612
800	Nikon Corp.	7,582
71	NVR, Inc.*	283,083
30,600	Panasonic Corp.	214,874
51,757	PulteGroup, Inc.	1,940,887
4,034	Redrow PLC	17,762
392	SEB SA	24,657
4,200	Sekisui Chemical Co. Ltd.	51,382
700	Sharp Corp.	4,174
900	Sumitomo Forestry Co. Ltd.	13,700
4,203	Vistry Group PLC	27,641
1,669	Whirlpool Corp.	224,998

		3,792,102

Household Products – 0.4%
840	Church & Dwight Co., Inc.	60,010
200	Pigeon Corp.	2,924
126,797	The Procter & Gamble Co.	16,008,121

		16,071,055

Independent Power and Renewable Electricity Producers – 0.1%
7,904	ContourGlobal PLC(a)	22,207

Shares	Description	Value

Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – (continued)
8,696	Drax Group PLC	$ 57,857
174,484	The AES Corp.	3,943,338

		4,023,402

Industrial Conglomerates – 0.2%
1,219	3M Co.	134,699
1,627	DCC PLC	84,494
10,567	General Electric Co.	654,203
2,400	Hitachi Ltd.	102,135
31,589	Honeywell International, Inc.	5,274,415
61,318	Melrose Industries PLC	68,564
21,891	Siemens AG	2,139,689
5,594	Smiths Group PLC	93,179

		8,551,378

Insurance – 0.6%
1,738	Admiral Group PLC	36,921
9,198	Aflac, Inc.	516,928
8,312	Allianz SE	1,309,426
11,800	American International Group, Inc.	560,264
16,855	Aon PLC, Class A	4,514,949
1,871	ASR Nederland NV	71,927
34,159	Assicurazioni Generali SpA	466,418
1,360	Assurant, Inc.	197,567
57,339	AXA SA	1,251,877
26,985	Beazley PLC	168,214
3,833	Chubb Ltd.	697,146
5,000	Dai-ichi Life Holdings, Inc.	79,502
115,332	Direct Line Insurance Group PLC	237,948
988	Everest Re Group Ltd.	259,291
19,716	Globe Life, Inc.	1,965,685
44,092	Japan Post Holdings Co. Ltd.	292,119
4,288	Japan Post Insurance Co. Ltd.	60,058
5,374	Lincoln National Corp.	235,972
5,114	Loews Corp.	254,882
1,993	Markel Corp.*	2,160,850
985	Marsh & McLennan Cos., Inc.	147,051
8,391	MetLife, Inc.	510,005
400	MS&AD Insurance Group Holdings, Inc.	10,593
14,273	NN Group NV	555,133
73,825	Old Republic International Corp.	1,545,157
18,406	Poste Italiane SpA(a)	139,057
5,597	Principal Financial Group, Inc.	403,824
4,618	Prudential Financial, Inc.	396,132
1,563	Sampo Oyj Class A	66,727
291	Sompo Holdings, Inc.	11,643
19,381	The Allstate Corp.	2,413,516
5,394	The Hartford Financial Services Group, Inc.	334,104
3,515	The Travelers Cos., Inc.	538,498
3,000	Tokio Marine Holdings, Inc.	53,319
1,065	W.R. Berkley Corp.	68,778

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
364	Willis Towers Watson PLC	$ 73,142

		22,604,623

Interactive Media & Services – 1.5%
395,132	Alphabet, Inc. Class A*	37,794,376
5,173	Auto Trader Group PLC(a)	29,336
25,717	IAC, Inc.*	1,424,208
400	Kakaku.com, Inc.	6,779
1,356	Match Group, Inc.*	64,749
121,346	Meta Platforms, Inc. Class A*	16,464,225
19,571	Moneysupermarket.com Group PLC	40,388
4,485	Rightmove PLC	23,927
2,535	Twitter, Inc.*	111,134
18,700	Z Holdings Corp.	49,567

		56,008,689

Internet & Direct Marketing Retail – 0.1%
10,868	Amazon.com, Inc.*	1,228,084
1,947	eBay, Inc.	71,669
708	Etsy, Inc.*	70,892
24,470	Prosus NV*	1,273,092
3,865	Zalando SE*	75,495
300	ZOZO, Inc.	6,005

		2,725,237

IT Services – 1.5%
30,522	Accenture PLC Class A	7,853,311
211	Adyen NV*	263,151
4,416	Akamai Technologies, Inc.*	354,693
557	Alten SA	61,209
1,189	Amadeus IT Group SA*	55,125
5,307	Amdocs Ltd.	421,641
16,102	Broadridge Financial Solutions, Inc.	2,323,841
1,721	Capgemini SE	275,533
7,610	Cognizant Technology Solutions Corp. Class A	437,118
819	Computacenter PLC	17,676
113,935	DXC Technology Co.*	2,789,129
1,182	FDM Group Holdings PLC	8,214
7,000	Fidelity National Information Services, Inc.	528,990
16,600	Finablr PLC*(b)	—
6,435	Fiserv, Inc.*	602,123
1,483	FleetCor Technologies, Inc.*	261,260
11,500	Gartner, Inc.*	3,181,935
69,011	Genpact Ltd.	3,020,611
3,994	Global Payments, Inc.	431,552
8,908	International Business Machines Corp.	1,058,359
500	Itochu Techno Solutions Corp.	11,721
313	Jack Henry & Associates, Inc.	57,051
38,433	Mastercard, Inc. Class A	10,928,039
954	NEC Corp.	30,547

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
1,700	NET One Systems Co. Ltd.	$ 33,001
4,094	Network International Holdings PLC*	13,851
30,777	Nexi SpA*	248,620
2,685	NTT Data Corp.	34,682
9,963	PayPal Holdings, Inc.*	857,515
69	Reply SpA	7,187
2,986	SCSK Corp.	45,206
100	SHIFT, Inc.*	13,053
3,254	Softcat PLC	42,746
800	TIS, Inc.	21,240
404	VeriSign, Inc.*	70,175
104,418	Visa, Inc. Class A	18,549,858
2,975	Worldline SA*	117,589

		55,027,552

Leisure Products – 0.0%
200	Bandai Namco Holdings, Inc.	13,034
152	Games Workshop Group PLC	9,719
1,200	Sega Sammy Holdings, Inc.	16,343

		39,096

Life Sciences Tools & Services – 0.8%
596	Bio-Rad Laboratories, Inc. Class A*	248,615
1,275	Charles River Laboratories International, Inc.*	250,920
33,859	Danaher Corp.	8,745,441
1,770	Eurofins Scientific SE	105,075
16,685	Illumina, Inc.*	3,183,331
16,736	IQVIA Holdings, Inc.*	3,031,559
2,881	Mettler-Toledo International, Inc.*	3,123,350
2,981	PerkinElmer, Inc.	358,704
12,921	QIAGEN NV*	535,179
15,769	Thermo Fisher Scientific, Inc.	7,997,879

		27,580,053

Machinery – 0.2%
1,400	Amada Co. Ltd.	9,513
826	ANDRITZ AG	34,956
1,645	Bodycote PLC	8,544
13,041	CNH Industrial NV	145,958
1,876	Cummins, Inc.	381,785
2,000	Daifuku Co. Ltd.	94,074
6,676	Daimler Truck Holding AG*	150,927
1,400	DMG Mori Co. Ltd.	15,990
8,005	Dover Corp.	933,223
6,895	Fortive Corp.	401,979
851	GEA Group AG	27,541
5,000	Hino Motors Ltd.*	20,672
1,900	IHI Corp.	40,638
10,067	IMI PLC	124,489
6,755	Ingersoll Rand, Inc.	292,221
1,865	Interpump Group SpA	60,318

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
2,100	Kawasaki Heavy Industries Ltd. $	31,853
552	Knorr-Bremse AG	23,705
12,100	Komatsu Ltd.	220,321
100	Kurita Water Industries Ltd.	3,550
1,803	Lincoln Electric Holdings, Inc.	226,673
200	MISUMI Group, Inc.	4,306
2,600	Mitsubishi Heavy Industries Ltd.	86,474
100	Miura Co. Ltd.	2,037
162	Nabtesco Corp.	3,314
4,400	NGK Insulators Ltd.	54,766
285	Nordson Corp.	60,497
1,311	Otis Worldwide Corp.	83,642
37,358	PACCAR, Inc.	3,126,491
2,060	Parker-Hannifin Corp.	499,159
5,203	Pentair PLC	211,398
21	Rational AG	10,171
4,449	Rotork PLC	11,546
1,295	Snap-on, Inc.	260,748
400	Sumitomo Heavy Industries Ltd.	7,409
600	The Japan Steel Works Ltd.	11,831
7,391	The Weir Group PLC	114,422
1,800	Toyota Industries Corp.	85,987
3,947	Westinghouse Air Brake Technologies Corp.	321,088

		8,204,216

Marine – 0.0%
2,700	Kawasaki Kisen Kaisha Ltd.	37,647
2,900	Mitsui OSK Lines Ltd.	51,889
3,900	Nippon Yusen KK	66,198

		155,734

Media – 0.3%
1,541	Charter Communications, Inc. Class A*	467,462
255,481	Comcast Corp. Class A	7,493,258
4,500	CyberAgent, Inc.	37,891
309	Dentsu Group, Inc.	8,784
36,258	Fox Corp. Class A	1,112,395
2,669	Future PLC	38,585
68,538	Informa PLC	391,756
20,197	News Corp. Class A	305,177
40,578	Pearson PLC	387,503
7,340	ProSiebenSat.1 Media SE	52,004
4,722	Publicis Groupe SA	223,741
126,249	Sirius XM Holdings, Inc.	720,882
9,842	The Interpublic Group of Cos., Inc.	251,955
16,228	Vivendi SE	125,874
14,245	WPP PLC	117,595

		11,734,862

Metals & Mining – 0.1%
16,042	Anglo American PLC	481,674
3,756	Antofagasta PLC	46,025

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
12,967	ArcelorMittal SA	$ 258,021
760	Aurubis AG	39,676
13,420	Centamin PLC	13,463
300	Dowa Holdings Co. Ltd.	10,757
1,880	Endeavour Mining PLC	34,104
7,048	Evraz PLC(b)	—
11,148	Ferrexpo PLC	14,882
21,970	Freeport-McMoRan, Inc.	600,440
1,927	Fresnillo PLC	16,439
100,847	Glencore PLC	529,952
4,700	Kobe Steel Ltd.	18,844
400	Maruichi Steel Tube Ltd.	8,191
500	Mitsui Mining & Smelting Co. Ltd.	10,491
2,594	Newmont Corp.	109,026
4,391	Nucor Corp.	469,793
3,302	Rio Tinto PLC	178,657
1,105	voestalpine AG	18,719

		2,859,154

Multiline Retail – 0.1%
19,463	Dollar Tree, Inc.*	2,648,914
2,600	Isetan Mitsukoshi Holdings Ltd.	22,054
1,718	J. Front Retailing Co. Ltd.	13,980
6,459	Next PLC	342,817
500	Pan Pacific International Holdings Corp.	8,820
3,700	Ryohin Keikaku Co. Ltd.	30,960
1,000	Takashimaya Co. Ltd.	11,841
988	Target Corp.	146,609

		3,225,995

Multi-Utilities – 0.2%
66,494	A2A SpA	64,596
106,715	Centrica PLC*	83,740
15,915	CMS Energy Corp.	926,890
4,449	Consolidated Edison, Inc.	381,546
48,561	Dominion Energy, Inc.	3,356,051
7,713	DTE Energy Co.	887,381
25,926	Engie SA	298,405
14,577	Hera SpA	30,974
47,243	National Grid PLC	486,324
2,615	Telecom Plus PLC	50,046
840	WEC Energy Group, Inc.	75,121

		6,641,074

Oil, Gas & Consumable Fuels – 1.4%
26,374	Antero Midstream Corp.	242,113
9,298	Apa Corp.	317,899
121,419	BP PLC	580,187
15,329	Capricorn Energy PLC*	41,933
21,963	Cheniere Energy, Inc.	3,643,881
91,987	Chevron Corp.	13,215,772
75,671	ConocoPhillips	7,744,170

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
900	Cosmo Energy Holdings Co. Ltd.	$ 23,220
70,089	Devon Energy Corp.	4,214,452
3,541	Diamondback Energy, Inc.	426,549
4,308	DTE Midstream, Inc.*	223,542
41,690	Eni SpA	443,110
1,225	EOG Resources, Inc.	136,869
25,453	Exxon Mobil Corp.	2,222,301
176	Gaztransport Et Technigaz SA	19,406
16,013	Harbour Energy PLC	79,500
37,148	Hess Corp.	4,048,761
1,000	Idemitsu Kosan Co. Ltd.	21,733
8,900	Inpex Corp.	83,011
296,182	Kinder Morgan, Inc.	4,928,469
17,462	Marathon Oil Corp.	394,292
7,362	Marathon Petroleum Corp.	731,268
9,620	Occidental Petroleum Corp.	591,149
2,295	OMV AG	83,063
1,343	ONEOK, Inc.	68,815
6,198	Phillips 66	500,303
18,763	Pioneer Natural Resources Co.	4,062,752
25,830	Repsol SA	296,793
23,978	Shell PLC	594,845
36,868	TotalEnergies SE	1,729,646
63,552	Tullow Oil PLC*	29,864
5,942	Valero Energy Corp.	634,903

		52,374,571

Paper & Forest Products – 0.0%
6,686	Mondi PLC	102,713
3,352	Oji Holdings Corp.	12,438
22,688	Stora Enso Oyj Class R	288,216

		403,367

Personal Products – 0.1%
597	Beiersdorf AG	58,663
200	Fancl Corp. Class C	3,980
69,373	Haleon PLC*	216,303
5,900	Kao Corp.	240,073
100	Kobayashi Pharmaceutical Co. Ltd.	5,860
829	L’Oreal SA	265,066
22,587	Olaplex Holdings, Inc.*	215,706
200	Pola Orbis Holdings, Inc.	2,259
300	Rohto Pharmaceutical Co. Ltd.	9,626
17,534	The Estee Lauder Cos., Inc. Class A	3,785,591

		4,803,127

Pharmaceuticals – 0.8%
1,406	Astellas Pharma, Inc.	18,626
6,025	AstraZeneca PLC	662,325
18,867	Bayer AG	869,288
20,224	Bristol-Myers Squibb Co.	1,437,724
726	Chugai Pharmaceutical Co. Ltd.	18,138

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
1,100	Daiichi Sankyo Co. Ltd.	$ 30,746
300	Eisai Co. Ltd.	16,098
1,146	Eli Lilly & Co.	370,559
43,078	Gsk Plc Common Stock Gbp.3125	622,162
4,536	Hikma Pharmaceuticals PLC	68,371
11,412	Indivior PLC*	36,183
665	Ipsen SA	61,546
99,331	Johnson & Johnson	16,226,712
2,800	Kyowa Kirin Co. Ltd.	64,378
17,369	Merck & Co., Inc.	1,495,818
1,301	Otsuka Holdings Co. Ltd.	41,196
38,579	Pfizer, Inc.	1,688,217
2,364	Recordati Industria Chimica e Farmaceutica SpA	86,519
17,583	Sanofi	1,338,884
8,279	Santen Pharmaceutical Co. Ltd.	55,647
1,274	Sumitomo Pharma Co. Ltd.	9,061
5,043	Takeda Pharmaceutical Co. Ltd.	130,956
2,608	UCB SA	180,990
39,466	Viatris, Inc.	336,250
28,205	Zoetis, Inc.	4,182,519

		30,048,913

Professional Services – 0.2%
200	Benefit One, Inc.	2,803
38,356	CoStar Group, Inc.*	2,671,495
3,550	Experian PLC	103,918
61,881	Hays PLC	69,742
19,163	Jacobs Solutions, Inc.	2,078,994
3,237	Leidos Holdings, Inc.	283,140
700	Nihon M&A Center Holdings, Inc.	8,006
1,200	Outsourcing, Inc.	9,071
9,236	Pagegroup PLC	37,952
2,500	Persol Holdings Co. Ltd.	46,246
999	Randstad NV	43,118
1,500	Recruit Holdings Co. Ltd.	43,208
6,497	RELX PLC	158,759
3,989	Robert Half International, Inc.	305,159
1,222	Wolters Kluwer NV	118,991

		5,980,602

Real Estate Management & Development – 0.0%
20,220	Aroundtown SA	44,276
5,361	CBRE Group, Inc. Class A*	361,921
300	Daito Trust Construction Co. Ltd.	28,063
2,100	Grainger PLC	5,379
500	Hulic Co. Ltd.	3,684
18,848	IWG PLC*	26,406
644	Kojamo Oyj	8,294
100	Nomura Real Estate Holdings, Inc.	2,258
2,508	Savills PLC	22,015

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – (continued)
2,171	TAG Immobilien AG	$ 17,326
800	Tokyo Tatemono Co. Ltd.	11,383
2,700	Tokyu Fudosan Holdings Corp.	14,020
12,515	Vonovia SE	270,096
		815,121

Road & Rail – 0.2%
1,100	Keikyu Corp.	11,153
600	Kintetsu Group Holdings Co. Ltd.	19,976
200	Kyushu Railway Co.	4,317
10,645	National Express Group PLC*	19,902
300	Odakyu Electric Railway Co. Ltd.	3,865
332	Old Dominion Freight Line, Inc.	82,592
300	Seibu Holdings, Inc.	2,997
33,749	Union Pacific Corp.	6,574,980
		6,719,782

Semiconductors & Semiconductor Equipment – 0.8%
37,826	Analog Devices, Inc.	5,270,675
7,802	Applied Materials, Inc.	639,218
627	Broadcom, Inc.	278,394
3,630	Cirrus Logic, Inc.*	249,744
100	Disco Corp.	22,045
28,348	Infineon Technologies AG	620,368
7,638	Intel Corp.	196,831
10,136	KLA Corp.	3,067,458
8,487	Microchip Technology, Inc.	517,962
11,822	Micron Technology, Inc.	592,282
3,687	NXP Semiconductors NV	543,869
5,966	ON Semiconductor Corp.*	371,861
3,078	Qorvo, Inc.*	244,424
56,187	QUALCOMM, Inc.	6,348,007
12,650	Renesas Electronics Corp.*	106,048
766	SCREEN Holdings Co. Ltd.	41,562
1,400	Shinko Electric Industries Co. Ltd.	30,013
3,141	Skyworks Solutions, Inc.	267,833
20,500	STMicroelectronics NV	637,240
3,836	Sumco Corp.	44,693
4,060	Teradyne, Inc.	305,109
46,575	Texas Instruments, Inc.	7,208,879
343	Ulvac, Inc.	12,120
		27,616,635

Software – 2.3%
21,550	Adobe, Inc.*	5,930,560
3,612	ANSYS, Inc.*	800,781
550	Autodesk, Inc.*	102,740
6,007	Bentley Systems, Inc.	183,754
2,653	Bytes Technology Group PLC	12,435
672	Cadence Design Systems, Inc.*	109,825
2,576	Dassault Systemes SE	88,937
19,818	Dynatrace, Inc.*	689,865

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
1,265	Fair Isaac Corp.*	$ 521,193
13,799	Intuit, Inc.	5,344,629
6,091	Micro Focus International PLC	35,122
187,587	Microsoft Corp.	43,689,012
257	Nemetschek SE	12,199
15,426	NortonLifeLock, Inc.	310,680
87,733	Oracle Corp.	5,357,854
186	Paycom Software, Inc.*	61,378
20,437	PTC, Inc.*	2,137,710
1,235	Roper Technologies, Inc.	444,155
30,637	Salesforce, Inc.*	4,406,826
700	Sansan, Inc.*	6,112
20,498	SAP SE	1,670,487
21,164	ServiceNow, Inc.*	7,991,738
10,375	Synopsys, Inc.*	3,169,666
4,375	The Sage Group PLC	33,716
200	Trend Micro, Inc.	10,773
		83,122,147

Specialty Retail – 0.8%
100	ABC-Mart, Inc.	4,314
278	AutoZone, Inc.*	595,456
6,871	Bath & Body Works, Inc.	223,995
3,802	Best Buy Co., Inc.	240,819
20,769	Currys PLC	13,031
100	Fast Retailing Co. Ltd.	52,994
52,856	Industria de Diseno Textil SA	1,090,770
82,299	JD Sports Fashion PLC	90,667
34,399	Kingfisher PLC	83,735
1,100	K’s Holdings Corp.	9,069
5,058	Lowe’s Cos., Inc.	949,943
1,700	Nitori Holdings Co. Ltd.	142,664
7,066	O’Reilly Automotive, Inc.*	4,969,871
9,978	Pets at Home Group PLC	29,090
1,045	Ross Stores, Inc.	88,062
204	Shimamura Co. Ltd.	17,264
58,822	The Home Depot, Inc.	16,231,343
74,831	The TJX Cos., Inc.	4,648,502
867	Ulta Beauty, Inc.*	347,832
		29,829,421

Technology Hardware, Storage & Peripherals – 1.2%
312,534	Apple, Inc.	43,192,199
1,125	Canon, Inc.	24,573
26,049	Hewlett Packard Enterprise Co.	312,067
17,240	HP, Inc.	429,621
1,190	Konica Minolta, Inc.	3,668
871	NetApp, Inc.	53,871
3,704	Ricoh Co. Ltd.	27,121
3,647	Seagate Technology Holdings PLC	194,130
1,419	Seiko Epson Corp.	19,376
7,339	Western Digital Corp.*	238,884
		44,495,510

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 0.1%
300	Asics Corp.	$ 4,778
18,380	Burberry Group PLC	367,149
2,248	Dr. Martens PLC	5,508
2,306	EssilorLuxottica SA	313,438
6,150	HUGO BOSS AG	286,349
1,799	Kering SA	797,944
4,778	PVH Corp.	214,054
2,717	Ralph Lauren Corp.	230,755
9,042	Tapestry, Inc.	257,064
		2,477,039

Trading Companies & Distributors – 0.1%
11,342	Ashtead Group PLC	509,367
5,643	Bunzl PLC	172,410
434	Diploma PLC	11,152
53,614	Fastenal Co.	2,468,389
7,236	Howden Joinery Group PLC	40,424
2,947	ITOCHU Corp.	71,134
6,332	Marubeni Corp.	55,250
4,335	Mitsubishi Corp.	118,563
4,381	Mitsui & Co. Ltd.	93,227
406	MonotaRO Co. Ltd.	6,230
2,531	MSC Industrial Direct Co., Inc. Class A	184,282
4,737	Rexel SA*	70,992
1,300	Sojitz Corp.	19,047
3,300	Sumitomo Corp.	40,770
1,358	United Rentals, Inc.*	366,823
138	W.W. Grainger, Inc.	67,508
		4,295,568

Transportation Infrastructure – 0.0%
100	Japan Airport Terminal Co. Ltd.*	4,179
600	Kamigumi Co. Ltd.	11,078
		15,257

Water Utilities – 0.0%
9,052	Essential Utilities, Inc.	374,572

Wireless Telecommunication Services – 0.0%
31,665	Airtel Africa PLC	45,417
5,691	Freenet AG	107,852
13,500	KDDI Corp.	394,690
7,100	SoftBank Group Corp.	240,627
249,909	Vodafone Group PLC	279,698
		1,068,284

TOTAL COMMON STOCKS (Cost $932,353,224)		$892,215,122

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%
Auto Manufacturers – 0.0%
Volkswagen AG 4,027	6.014%	$ 492,067
(Cost $593,496)

Shares	Description	Value

Exchange Traded Funds – 17.3%
730,673	Invesco Senior Loan ETF	$ 14,752,288
1,374,405	iShares 5-10 Year Investment
	Grade Corporate Bond ETF	66,356,273
9,297,627	iShares Core MSCI Emerging Markets ETF	399,612,009
44,300	iShares JP Morgan USD Emerging Markets Bond ETF	3,517,420
1,224,114	SPDR Blackstone Senior Loan ETF	50,029,539
1,274,174	SPDR Bloomberg Convertible Securities ETF	80,655,214
280,757	Vaneck Fallen Angel High Yield Bond ETF	7,364,256
151,000	Vanguard Real Estate ETF	12,105,670

TOTAL EXCHANGE TRADED FUNDS (Cost $755,341,582)		$ 634,392,669

Shares	Dividend Rate	Value

Investment Company(c) – 53.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,957,634,015	2.911%	$1,957,634,015
(Cost $1,957,634,015)

TOTAL INVESTMENTS – 95.0% (Cost $3,645,922,317)		$3,484,733,873

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.0%		182,063,472

NET ASSETS – 100.0%		$3,666,797,345

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an Affiliated Issuer.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	13,277,368	AUD	19,930,000	10/25/22	$525,219
	USD	19,443,793	CAD	26,060,000	10/25/22	579,553
	USD	11,672,820	CHF	11,240,000	10/25/22	255,493
	USD	5,848,356	CZK	146,470,000	10/25/22	28,105
	USD	56,514,879	EUR	57,100,000	10/25/22	454,820
	USD	27,659,267	GBP	24,400,000	10/25/22	400,242
	USD	5,065,477	IDR	76,207,860,000	10/31/22	95,615
	USD	6,966,710	ILS	24,040,000	10/25/22	210,334
	USD	9,564,171	INR	767,190,000	11/02/22	186,128
	USD	15,237,169	JPY	2,189,920,000	10/25/22	69,955
	USD	5,648,625	KRW	7,872,150,000	10/31/22	186,671
	USD	4,794,126	NOK	49,380,000	10/25/22	258,351
	USD	14,336,515	NZD	24,380,000	10/26/22	691,280
	USD	12,562,654	PHP	728,530,000	10/31/22	188,471
	USD	4,971,017	PLN	24,150,000	10/25/22	119,330
	USD	7,133,061	SEK	78,490,000	10/25/22	52,362
	USD	8,863,448	TWD	278,330,000	10/31/22	118,495
	USD	5,462,442	ZAR	97,090,000	10/25/22	110,878

TOTAL						$4,531,302

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	MXN	127,230,000	USD	6,319,210	10/25/22	$(31,738)

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Coffee	11	12/19/22	$913,894	$(37,141)
Corn	92	12/14/22	3,116,500	26,382
E-Mini Russell 2000 Index	13	12/16/22	1,085,370	(127,735)
Euro Stoxx 50 Index	4,348	12/16/22	141,260,697	(10,457,818)
FTSE 100 Index	851	12/16/22	65,700,473	(4,537,320)
Gasoil	16	11/10/22	1,506,800	(95,632)
Lead	85	10/17/22	4,068,313	(128,179)
Natural Gas	16	10/27/22	1,082,560	(192,766)
Nickel	5	10/17/22	630,360	(21,135)
Nickel	5	11/14/22	631,650	(116,553)
NY Harbor ULSD	10	10/31/22	1,353,072	(104,619)
Primary Aluminum	64	10/17/22	3,462,800	(161,446)
Soybean	40	11/14/22	2,729,500	(161,293)
Topix Index	255	12/08/22	32,348,511	(1,037,459)
Zinc	24	10/17/22	1,810,800	(384,608)

Total				$(17,537,322)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
IBEX 35 Index	(36)	10/21/22	$(2,597,940)	$99,553
10 Year German Euro-Bund	(138)	12/08/22	(18,730,345)	976,416
10 Year U.K. Long Gilt	(39)	12/28/22	(4,197,781)	599,023
10 Year U.S. Treasury Notes	(271)	12/20/22	(30,368,937)	1,390,031
2 Year U.S. Treasury Notes	(122)	12/30/22	(25,057,656)	388,192
20 Year U.S. Treasury Bonds	(108)	12/20/22	(13,651,875)	1,002,373
5 Year German Euro-Bobl	(95)	12/08/22	(11,149,295)	320,348
5 Year U.S. Treasury Notes	(178)	12/30/22	(19,136,391)	634,404
Amsterdam Exchanges Index	(15)	10/21/22	(1,883,607)	3,322
ASX 90 Day Bank Accepted Bills	(160)	12/08/22	(101,441,034)	12,308
ASX 90 Day Bank Accepted Bills	(124)	03/09/23	(78,503,602)	53,908
ASX 90 Day Bank Accepted Bills	(109)	06/08/23	(68,981,946)	57,853
Australian 10 Year Government Bonds	(116)	12/15/22	(8,689,973)	161,981
Bank Accept Index	(142)	12/19/22	(24,546,874)	143,577
Bank Accept Index	(132)	03/13/23	(22,821,805)	114,100
Bank Accept Index	(128)	06/19/23	(22,144,134)	151,719
Brent Crude	(7)	10/31/22	(595,980)	14,423
CAC40 Index	(35)	10/21/22	(1,976,982)	(19,494)
Canada 10 Year Government Bonds	(101)	12/19/22	(9,036,515)	92,502
Cattle Feeder	(47)	11/17/22	(4,103,687)	133,037
CBOE Volatility Index	(134)	10/19/22	(4,223,144)	(413,787)
CBOE Volatility Index	(156)	11/16/22	(4,847,185)	(732,885)
CBOE Volatility Index	(136)	12/21/22	(4,086,460)	(419,858)
Copper	(56)	12/28/22	(4,777,500)	50,055
Cotton No.2	(6)	12/07/22	(256,020)	9,105
DAX Index	(28)	12/16/22	(8,324,350)	387,612
Euro Buxl 30 Year Bonds	(26)	12/08/22	(3,736,578)	363,832
Eurodollars	(331)	12/19/22	(78,977,880)	695,773
Eurodollars	(278)	03/13/23	(66,223,796)	640,697
Eurodollars	(253)	06/19/23	(60,253,037)	623,446
Eurodollars	(245)	09/18/23	(58,381,996)	622,146
Eurodollars	(246)	12/18/23	(58,673,264)	646,922
Eurodollars	(227)	03/18/24	(54,205,794)	582,957
Eurodollars	(214)	06/17/24	(51,157,219)	518,853
Eurodollars	(209)	09/16/24	(50,005,033)	488,945
Euro-Schatz	(154)	12/08/22	(16,174,169)	162,909
French 10 Year Government Bonds	(53)	12/08/22	(6,862,664)	365,820
FTSE/JSE Top 40 Index	(63)	12/15/22	(2,012,206)	73,130
FTSE/MIB Index	(19)	12/16/22	(1,911,348)	42,100
Gasoline RBOB	(6)	10/31/22	(597,190)	10,038
Gold 100 Oz	(134)	12/28/22	(22,404,800)	788,350
Hang Seng Index	(43)	10/28/22	(4,713,777)	174,280
H-Shares Index	(76)	10/28/22	(2,862,956)	119,748
Italian 10 Year Government Bonds	(58)	12/08/22	(6,365,269)	336,259
Japan 10 Year Government Bonds	(29)	12/13/22	(29,715,332)	30,703
Lead	(85)	10/17/22	(4,068,313)	205,608
Lead	(52)	11/14/22	(2,486,900)	(43,255)
Lean Hogs	(3)	12/14/22	(91,470)	(631)
Live Cattle	(6)	12/30/22	(352,920)	(50)
Nasdaq 100 E-Mini Index	(24)	12/16/22	(5,297,040)	547,316
Nickel	(5)	10/17/22	(630,360)	43,605
Nickel	(5)	11/14/22	(631,650)	20,655
OMXS 30 Index	(169)	10/21/22	(2,786,806)	105,535

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
Primary Aluminum	(64)	10/17/22	$(3,462,800)	$361,243
Primary Aluminum	(63)	11/14/22	(3,391,369)	128,138
S&P 500 E-Mini Index	(274)	12/16/22	(49,340,550)	5,736,680
S&P Mid 400 E-Mini Index	(7)	12/16/22	(1,545,740)	54,757
S&P Toronto Stock Exchange 60 Index	(17)	12/15/22	(2,746,878)	(4,830)
Silver	(47)	12/28/22	(4,474,165)	(32,020)
Sugar 11	(65)	02/28/23	(1,287,104)	2,360
Wheat	(17)	12/14/22	(783,275)	(103,168)
WTI Crude	(49)	10/20/22	(3,895,010)	3,405
Zinc	(24)	10/17/22	(1,810,800)	186,886
Zinc	(19)	11/14/22	(1,425,475)	31,995

Total				$19,740,955

TOTAL FUTURES CONTRACTS				$2,203,633

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2022(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 39	1.000%	1.081%	12/20/27		$341,450	$(1,155,277)	$302,818	$(1,458,095)
ICE CD ITXEB 38	1.000	1.348	12/20/27	EUR	351,200	(5,474,346)	(3,629,207)	(1,845,139)
ICE CD ITXEB 38	5.000	6.400	12/20/27		14,200	(719,591)	(523,685)	(195,906)

TOTAL						$(7,349,214)	$(3,850,074)	$(3,499,140)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Application/ (Depreciation)*

AMZX Index	1M SOFR+0.470%	Bank of America Securities LLC	12/13/22	$2	$(306,091)
NDDUWI Index	1M SOFR+0.060%	Bank of America Securities LLC	02/10/23	130,734	10,761,405
NDDUWI Index	1M SOFR-0.050%	Bank of America Securities LLC	04/12/23	33,242	2,740,088
NDUGWI Index	1M SOFR+0.130%	Bank of America Securities LLC	11/15/22	4	(2,572,444)
NDUGWI Index	SOFR+0.18%	Bank of America Securities LLC	06/12/23	6	(3,863,609)
NDUGWI Index	1M SOFR	Bank of America Securities LLC	10/13/22	5	(3,151,272)
RU10INTR Index	1M SOFR+0.370%	Bank of America Securities LLC	02/03/23	63,991	149,602
BCMRS Index		JPMorgan Securities, Inc.	12/08/22	18	49,319
BCOMRS Index	0.105%	JPMorgan Securities, Inc.	12/08/22	10	(28,526)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Application/ (Depreciation)*

JPGSGLHN Index	1M SOFR+0.060%	JPMorgan Securities, Inc.	11/22/22		$432	$(2,472,684)
JPGSGLMN Index	1M SOFR+0.100%	JPMorgan Securities, Inc.	11/22/22		152	(1,117,354)
JPGSGLTN Index	1M SOFR+0.380%	JPMorgan Securities, Inc.	11/22/22		347	(3,084,215)
JPGSMARB Index	1M SOFR+0.780%	JPMorgan Securities, Inc.	08/11/23		10	(2,388,416)
NDDUWI Index	1M SOFR+0.030%	JPMorgan Securities, Inc.	01/12/23		52,100	4,288,133
			02/27/23-
NDDUWI Index	1M SOFR-0.050%	JPMorgan Securities, Inc.	03/10/23		155,049	12,757,266
NDDUWI Index	1M SOFR-0.110%	JPMorgan Securities, Inc.	09/13/23		9,005	742,131
NDUGWI Index	1M SOFR+0.030%	JPMorgan Securities, Inc.	11/10/22		4	(2,724,831)
SXXGT Index	1M EURO+0.180%	JPMorgan Securities, Inc.	06/19/23	EUR	41,610	2,844,037
TUKXG Index	1M SONIA+0.255%	JPMorgan Securities, Inc.	12/15/22	GBP	12,245	650,867

TOTAL						$13,273,406

*	There is no upfront payment on the bond forward contract, therefore the unrealized gain (loss) of the bond forward contract is equal to its market value.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(a)	Payments made monthly.

A basket (JPGSGLHN) of common stocks

Common Stocks	Sector	Shares	Value	Weight

UnitedHealth Group Inc	Health Care	(355)	$(179,102)	7.2
Johnson & Johnson	Health Care	(1,082)	(176,834)	7.2
Eli Lilly & Co	Health Care	(325)	(104,992)	4.3
Pfizer Inc	Health Care	(2,311)	(101,117)	4.1
AbbVie Inc	Health Care	(728)	(97,699)	4.0
Roche Holding AG	Health Care	(294)	(95,037)	3.8
Merck & Co Inc	Health Care	(1,043)	(89,823)	3.6
Thermo Fisher Scientific Inc	Health Care	(161)	(81,813)	3.3
Novartis AG	Health Care	(1,005)	(75,928)	3.1
AstraZeneca PLC	Health Care	(7)	(70,323)	2.8
Abbott Laboratories	Health Care	(721)	(69,765)	2.8
Danaher Corp	Health Care	(270)	(69,623)	2.8
Novo Nordisk A/S	Health Care	(88)	(67,321)	2.7
Bristol-Myers Squibb Co	Health Care	(879)	(62,497)	2.5
CVS Health Corp	Health Care	(541)	(51,549)	2.1
Amgen Inc	Health Care	(220)	(49,642)	2.0
Elevance Health Inc	Health Care	(99)	(44,885)	1.8
Medtronic PLC	Health Care	(547)	(44,175)	1.8
Sanofi	Health Care	(463)	(36,294)	1.5
CSL Ltd	Health Care	(127)	(36,111)	1.5
Cigna Corp	Health Care	(126)	(34,856)	1.4
Gilead Sciences Inc	Health Care	(516)	(31,834)	1.3
Vertex Pharmaceuticals Inc	Health Care	(106)	(30,572)	1.2
Regeneron Pharmaceuticals Inc	Health Care	(44)	(30,401)	1.2
Zoetis Inc	Health Care	(193)	(28,582)	1.2
Stryker Corp	Health Care	(139)	(28,078)	1.1
Intuitive Surgical Inc	Health Care	(147)	(27,559)	1.1
Becton Dickinson and Co	Health Care	(117)	(26,165)	1.1
Humana Inc	Health Care	(52)	(25,281)	1.0
GSK PLC	Health Care	(18)	(23,883)	1.0
Boston Scientific Corp	Health Care	(589)	(22,828)	0.9

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSGLHN) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Daiichi Sankyo Co Ltd	Health Care	(6)	$(22,344)	0.9
Edwards Lifesciences Corp	Health Care	(255)	(21,091)	0.9
McKesson Corp	Health Care	(59)	(20,112)	0.8
Bayer AG	Health Care	(394)	(18,696)	0.8
Centene Corp	Health Care	(235)	(18,311)	0.7
Takeda Pharmaceutical Co Ltd	Health Care	(4)	(16,923)	0.7
Moderna Inc	Health Care	(139)	(16,379)	0.7
HCA Healthcare Inc	Health Care	(89)	(16,289)	0.7
Biogen Inc	Health Care	(60)	(15,952)	0.7
Lonza Group AG	Health Care	(31)	(15,145)	0.6
Agilent Technologies Inc	Health Care	(123)	(14,949)	0.6
Hoya Corp	Health Care	(1)	(14,415)	0.6
IQVIA Holdings Inc	Health Care	(77)	(13,910)	0.6
ResMed Inc	Health Care	(60)	(13,160)	0.5
Dexcom Inc	Health Care	(162)	(13,018)	0.5
Illumina Inc	Health Care	(65)	(12,341)	0.5
Alcon Inc	Health Care	(209)	(12,150)	0.5
Baxter International Inc	Health Care	(207)	(11,168)	0.5
IDEXX Laboratories Inc	Health Care	(34)	(11,168)	0.5

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2022, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
S&P 500 Index	$ 32.500	10/19/2022	1,340	$4,355,000	$408,700	$410,429	$(1,729)
S&P 500 Index	29.000	11/16/2022	1,560	4,524,000	764,400	492,960	271,440
S&P 500 Index	30.000	12/21/2022	1,360	4,080,000	618,800	391,680	227,120

			4,260	$32,039,000	$1,791,900	$1,295,069	$496,831

Puts
S&P 500 Index	2,975.000	10/31/2022	24	7,140,000	23,400	20,098	3,302
S&P 500 Index	3,160.000	10/31/2022	6	1,896,000	11,340	5,944	5,396
S&P 500 Index	3,200.000	10/31/2022	12	3,840,000	26,400	12,383	14,017
S&P 500 Index	3,210.000	10/31/2022	18	5,778,000	41,490	14,618	26,872

			60	$32,039,000	$102,630	$53,043	$49,587

Total purchased option contracts			4,320	$32,039,000	$1,894,530	$1,348,112	$546,418

Written option contracts
Puts
S&P 500 Index	3,455.000	10/31/2022	(24)	(8,292,000)	(159,960)	(119,062)	(40,898)
S&P 500 Index	3,680.000	10/31/2022	(18)	(6,624,000)	(286,110)	(103,167)	(182,943)
S&P 500 Index	3,730.000	10/31/2022	(6)	(2,238,000)	(113,400)	(42,146)	(71,254)
S&P 500 Index	3,770.000	10/31/2022	(12)	(4,524,000)	(257,700)	(87,137)	(170,563)

Total written option contracts			(60)	$32,039,000	$(817,170)	$(351,512)	$(465,658)

TOTAL			4,260	$426,000	$1,077,360	$996,600	$80,760

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
IDR	—Indonesia Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—NewZealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
AGC	—Assured Guaranty Corp.
ETF	—Exchange Traded Fund
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Abbreviations:
ICE	—Inter-Continental Exchange
ICE CD ITXEB	—iTraxx Europe Index
SOFR	—Secured Overnight Funding Rate

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 9.0%
United States Treasury Bill
$100,000,000	0.000%	11/03/22	$ 99,770,700
(Cost $99,870,292)

Shares		Dividend Rate	Value

Investment Company(b) – 16.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
179,408,121	2.911%		$179,408,121
(Cost $179,408,121)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(a) – 75.0%
U.S. Treasury Obligations – 75.0%
United States Cash Management Bill
$20,000,000	0.000%	12/20/22	$ 19,870,867
6,500,000	0.000	12/27/22	6,453,912
United States Treasury Bill
178,500,000	0.000	10/11/22	178,402,817
30,000,000	0.000	10/11/22	29,983,667

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(a) – (continued)
U.S. Treasury Obligations – (continued)
$100,000,000	0.000%	10/11/22	$ 99,945,556
51,100,000	0.000	10/13/22	52,961,685
35,000,000	0.000	10/13/22	33,076,071
47,000,000	0.000	10/27/22	11,979,410
56,000,000	0.000	10/27/22	90,843,860
111,000,000	0.000	11/10/22	110,683,210
4,000,000	0.000	12/06/22	3,978,987
122,200,000	0.000	12/06/22	40,784,613
76,000,000	0.000	12/06/22	156,374,177

			835,338,832

TOTAL INVESTMENTS – 100.1% (Cost $1,114,788,736)			$1,114,517,653

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(1,042,496)

NET ASSETS – 100.0%			$1,113,475,157

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an Affiliated Issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Brent Crude	990	10/31/22	$84,288,600	$(2,901,197)
Corn	261	12/14/22	8,841,375	453,516
Gasoil	315	11/10/22	29,665,125	103,700
Gold 100 Oz	178	12/28/22	29,761,600	(884,463)
Lean Hogs	46	12/14/22	1,402,540	(143,948)
Natural Gas	1,403	10/27/22	94,926,980	(23,489,360)
Nickel	146	10/17/22	18,406,512	(1,714,731)
NY Harbor ULSD	24	10/31/22	3,247,373	43,728
Platinum	213	01/27/23	9,149,415	(398,223)
Primary Aluminum	888	10/17/22	48,046,350	(2,671,974)
Silver	365	12/28/22	34,746,175	(596,889)
Soybean Meal	518	12/14/22	20,875,400	(142,295)
Soybean Oil	503	12/14/22	18,578,808	(2,144,382)
Wheat	445	12/14/22	20,811,375	2,866,500
Zinc	451	10/17/22	34,027,950	(1,906,706)

Total				$(33,526,724)

Short position contracts:
Cocoa	(69)	12/14/22	(1,624,260)	31,642
Cocoa	(1,090)	03/16/23	(25,506,000)	287,346
Coffee	(193)	12/19/22	(16,034,681)	(80,124)
Copper	(33)	12/28/22	(2,815,313)	(481)

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
Cotton No.2	(64)	12/07/22	$(2,730,880)	$1,009,752
Cotton No.2	(312)	03/09/23	(13,018,200)	150,130
FCOJ-A	(13)	11/09/22	(373,230)	(35,920)
Gasoline RBOB	(15)	11/30/22	(1,435,707)	33,531
Gasoline RBOB	(16)	12/30/22	(1,502,995)	217,814
Gasoline RBOB	(31)	01/31/23	(2,892,133)	21,030
Live Cattle	(191)	12/30/22	(11,234,620)	12,484
Live Cattle	(192)	02/28/23	(11,569,920)	266,163
Natural Gas	(23)	01/27/23	(1,595,510)	(276)
Nickel	(13)	10/17/22	(1,638,936)	(35)
NY Harbor ULSD	(22)	11/30/22	(2,889,348)	593,071
NY Harbor ULSD	(53)	01/31/23	(6,715,174)	146,971
Primary Aluminum	(58)	10/17/22	(3,138,163)	(158)
Primary Aluminum	(978)	03/13/23	(53,404,912)	5,174,618
Soybean	(204)	01/13/23	(14,030,100)	665,743
Soybean	(59)	03/14/23	(4,080,588)	102,853
Sugar 11	(1,092)	02/28/23	(21,623,347)	338,830
WTI Crude	(371)	11/21/22	(29,205,120)	2,665,654
WTI Crude	(395)	12/20/22	(30,711,250)	3,865,454
WTI Crude	(873)	01/20/23	(66,897,990)	2,003,730
Zinc	(26)	10/17/22	(1,961,700)	(71)

Total				$17,469,751

TOTAL FUTURES CONTRACTS				$(16,056,973)

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid

CRB 3M Forward Index	1MUSDLIBOR+0.25%	Merrill Lynch & Co., Inc.	01/31/23	$31	$1,185,643	$(21)

WRITTEN OPTIONS CONTRACTS — At September 30, 2022, the Fund had the following purchased and written options:

Currency Abbreviations:
USD	— U.S. Dollar

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 93.0%
Aerospace & Defense – 1.8%
59	General Dynamics Corp.	$ 12,518
56	Lockheed Martin Corp.	21,632
39	Northrop Grumman Corp.	18,343
404	Raytheon Technologies Corp.	33,071
28	TransDigm Group, Inc.	14,695

		100,259

Air Freight & Logistics – 0.6%
204	United Parcel Service, Inc. Class B	32,954

Automobiles* – 2.4%
508	Tesla, Inc.	134,747

Banks – 0.6%
356	Truist Financial Corp.	15,500
422	U.S. Bancorp	17,015

		32,515

Beverages – 2.6%
76	Constellation Brands, Inc. Class A	17,456
510	Keurig Dr Pepper, Inc.	18,268
341	PepsiCo, Inc.	55,672
957	The Coca-Cola Co.	53,611

		145,007

Biotechnology – 2.4%
414	AbbVie, Inc.	55,563
162	Amgen, Inc.	36,515
26	Regeneron Pharmaceuticals, Inc.*	17,911
86	Vertex Pharmaceuticals, Inc.*	24,900

		134,889

Building Products – 0.8%
426	Carrier Global Corp.	15,148
336	Johnson Controls International PLC	16,538
76	Trane Technologies PLC	11,006

		42,692

Capital Markets – 1.5%
37	BlackRock, Inc.	20,361
95	CME Group, Inc.	16,827
195	Intercontinental Exchange, Inc.	17,618
63	Moody’s Corp.	15,316
35	MSCI, Inc.	14,763

		84,885

Chemicals – 1.7%
87	Air Products & Chemicals, Inc.	20,248
186	DuPont de Nemours, Inc.	9,374
75	Ecolab, Inc.	10,831
125	Linde PLC	33,699
93	The Sherwin-Williams Co.	19,042

		93,194

Commerical Services & Supplies – 1.2%
47	Cintas Corp.	18,245
131	Copart, Inc.*	13,939
80	Republic Services, Inc.	10,883

Shares	Description	Value

Common Stocks – (continued)
Commerical Services & Supplies – (continued)
158	Waste Management, Inc.	$ 25,313

		68,380

Communications Equipment – 1.3%
117	Arista Networks, Inc.*	13,208
1,115	Cisco Systems, Inc.	44,600
66	Motorola Solutions, Inc.	14,782

		72,590

Consumer Finance – 0.4%
151	American Express Co.	20,371

Containers & Packaging – 0.3%
764	Amcor PLC	8,198
50	Avery Dennison Corp.	8,135

		16,333

Diversified Financial Services* – 1.6%
325	Berkshire Hathaway, Inc. Class B	86,781

Diversified Telecommunication Services – 1.1%
1,541	AT&T, Inc.	23,639
904	Verizon Communications, Inc.	34,325

		57,964

Electric Utilities – 1.8%
242	American Electric Power Co., Inc.	20,921
138	Entergy Corp.	13,887
191	Eversource Energy	14,890
390	FirstEnergy Corp.	14,430
310	The Southern Co.	21,080
190	Xcel Energy, Inc.	12,160

		97,368

Electrical Equipment – 1.0%
102	AMETEK, Inc.	11,568
131	Eaton Corp. PLC	17,470
245	Emerson Electric Co.	17,939
46	Rockwell Automation, Inc.	9,895

		56,872

Electronic Equipment, Instruments & Components – 1.0%
256	Amphenol Corp. Class A Class A	17,142
92	CDW Corp.	14,359
444	Corning, Inc.	12,885
70	Keysight Technologies, Inc.*	11,015

		55,401

Entertainment – 1.4%
105	Electronic Arts, Inc.	12,150
107	Netflix, Inc.*	25,192
425	The Walt Disney Co.*	40,090

		77,432

Equity Real Estate Investment Trusts (REITs) – 2.1%
114	American Tower Corp.	24,476
80	AvalonBay Communities, Inc.	14,735
104	Crown Castle, Inc.	15,033

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
28	Equinix, Inc.	$ 15,928
203	Equity Residential	13,646
287	Healthpeak Properties, Inc.	6,578
71	Public Storage	20,789
114	Regency Centers Corp.	6,139

		117,324

Food & Staples Retailing – 2.0%
110	Costco Wholesale Corp.	51,950
232	Sysco Corp.	16,405
312	Walmart, Inc.	40,466

		108,821

Food Products – 1.4%
203	Campbell Soup Co.	9,565
211	General Mills, Inc.	16,165
552	Mondelez International, Inc. Class A	30,266
100	The Hershey Co.	22,047

		78,043

Health Care Equipment & Supplies – 3.2%
459	Abbott Laboratories	44,413
123	Becton Dickinson & Co.	27,408
527	Boston Scientific Corp.*	20,411
140	Dexcom, Inc.*	11,276
256	Edwards Lifesciences Corp.*	21,153
30	IDEXX Laboratories, Inc.*	9,774
59	ResMed, Inc.	12,880
91	Stryker Corp.	18,431
110	Zimmer Biomet Holdings, Inc.	11,500

		177,246

Health Care Providers & Services – 4.6%
122	AmerisourceBergen Corp.	16,510
206	Centene Corp.*	16,029
319	CVS Health Corp.	30,423
64	Elevance Health, Inc.	29,071
42	Humana, Inc.	20,378
49	Laboratory Corp. of America Holdings	10,036
49	McKesson Corp.	16,654
37	Molina Healthcare, Inc.*	12,204
69	Quest Diagnostics, Inc.	8,466
184	UnitedHealth Group, Inc.	92,927

		252,698

Hotels, Restaurants & Leisure – 1.6%
14	Chipotle Mexican Grill, Inc.*	21,039
26	Domino’s Pizza, Inc.	8,065
190	McDonald’s Corp.	43,840
155	Yum! Brands, Inc.	16,483

		89,427

Household Products – 1.3%
559	The Procter & Gamble Co.	70,574

Industrial Conglomerates – 0.9%
285	General Electric Co.	17,644

Shares	Description	Value

Common Stocks – (continued)
Industrial Conglomerates – (continued)
196	Honeywell International, Inc.	$ 32,726

		50,370

Insurance – 1.9%
95	Aon PLC, Class A	25,448
100	Chubb Ltd.	18,188
205	Marsh & McLennan Cos., Inc.	30,604
170	The Progressive Corp.	19,756
70	The Travelers Cos., Inc.	10,724

		104,720

Interactive Media & Services* – 4.6%
2,013	Alphabet, Inc. Class A	192,544
462	Meta Platforms, Inc. Class A	62,684

		255,228

Internet & Direct Marketing Retail* – 3.3%
1,613	Amazon.com, Inc.	182,269

IT Services – 4.9%
170	Accenture PLC Class A	43,741
131	Automatic Data Processing, Inc.	29,631
198	Cognizant Technology Solutions Corp. Class A	11,373
50	Gartner, Inc.*	13,835
240	International Business Machines Corp.	28,514
37	Jack Henry & Associates, Inc.	6,744
189	Mastercard, Inc. Class A	53,740
166	Paychex, Inc.	18,627
365	Visa, Inc. Class A	64,842

		271,047

Life Sciences Tools & Services – 2.0%
94	Agilent Technologies, Inc.	11,426
156	Danaher Corp.	40,293
80	IQVIA Holdings, Inc.*	14,491
90	Thermo Fisher Scientific, Inc.	45,647

		111,857

Machinery – 1.3%
61	Dover Corp.	7,111
38	IDEX Corp.	7,594
106	Illinois Tool Works, Inc.	19,149
31	Nordson Corp.	6,580
163	Otis Worldwide Corp.	10,400
152	PACCAR, Inc.	12,721
108	Westinghouse Air Brake Technologies Corp.	8,786

		72,341

Media – 0.5%
1,012	Comcast Corp. Class A	29,682

Multiline Retail* – 0.2%
72	Dollar Tree, Inc.	9,799

Multi-Utilities – 2.2%
98	Ameren Corp.	7,894
381	CenterPoint Energy, Inc.	10,737

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – (continued)
205	CMS Energy Corp.	$ 11,939
150	Consolidated Edison, Inc.	12,864
315	Dominion Energy, Inc.	21,770
94	DTE Energy Co.	10,815
211	Public Service Enterprise Group, Inc.	11,864
101	Sempra Energy	15,144
175	WEC Energy Group, Inc.	15,650

		118,677

Oil, Gas & Consumable Fuels – 0.7%
251	ConocoPhillips	25,688
880	Kinder Morgan, Inc.	14,643

		40,331

Personal Products – 0.4%
99	The Estee Lauder Cos., Inc. Class A Class A	21,374

Pharmaceuticals – 5.2%
448	Bristol-Myers Squibb Co.	31,848
166	Eli Lilly & Co.	53,676
536	Johnson & Johnson	87,561
495	Merck & Co., Inc.	42,629
1,060	Pfizer, Inc.	46,386
161	Zoetis, Inc.	23,875

		285,975

Professional Services – 0.2%
70	Verisk Analytics, Inc.	11,937

Road & Rail –1.6%
863	CSX Corp.	22,990
83	Norfolk Southern Corp.	17,401
43	Old Dominion Freight Line, Inc.	10,697
177	Union Pacific Corp.	34,483

		85,571

Semiconductors & Semiconductor Equipment – 2.6%
86	Broadcom, Inc.	38,185
47	Enphase Energy, Inc.*	13,041
962	Intel Corp.	24,791
263	QUALCOMM, Inc.	29,714
226	Texas Instruments, Inc.	34,980

		140,711

Software – 8.3%
99	Adobe, Inc.*	27,245
191	Fortinet, Inc.*	9,384
1,327	Microsoft Corp.	309,058
381	Oracle Corp.	23,268
68	PTC, Inc.*	7,113
34	Roper Technologies, Inc.	12,228

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
250	Salesforce, Inc.*	$ 35,960
54	ServiceNow, Inc.*	20,391
48	Synopsys, Inc.*	14,664

		459,311

Specialty Retail – 2.7%
8	AutoZone, Inc.*	17,135
155	Lowe’s Cos., Inc.	29,111
28	O’Reilly Automotive, Inc.*	19,694
217	The Home Depot, Inc.	59,879
50	Tractor Supply Co.	9,294
32	Ulta Beauty, Inc.*	12,838

		147,951

Technology Hardware, Storage & Peripherals – 6.9%
2,748	Apple, Inc.	379,774

Textiles, Apparel & Luxury Goods – 0.5%
356	NIKE, Inc. Class B	29,591

Trading Companies & Distributors – 0.4%
330	Fastenal Co.	15,193
17	W.W. Grainger, Inc.	8,316

		23,509

TOTAL COMMON STOCKS (Cost $5,833,232)		$5,136,792

Shares	Dividend Rate	Value

Investment Company(a) – 3.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
200,354	2.911%	$200,354
(Cost $200,354)

TOTAL INVESTMENTS – 96.7% (Cost $6,033,586)		$5,337,146

OTHER ASSETS IN EXCESS OF LIABILITIES –3.3%		184,949

NET ASSETS – 100.0%		$5,522,095

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Issuer.

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	2	12/16/22	$360,150	$(52,819)

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2022, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Puts
S&P 500 Index	$3,490.000	10/31/2022	15	$5,235,000	$107,550	$89,560	$17,990

Total purchased option contract			15	$5,233,500	$107,550	$89,560	$17,990

Written option contracts
Calls
S&P 500 Index	3,800.000	10/31/2022	(15)	(5,700,000)	(50,550)	(65,853)	15,303

Puts
S&P 500 Index	3,190.000	10/31/2022	(15)	(4,785,000)	(29,475)	(23,204)	(6,271)

Total written option contracts			(30)	$5,233,500	$(80,025)	$(89,057)	$9,032

TOTAL			(15)	$(1,500)	$27,525	$503	$27,022

Investment Abbreviations:
PLC—Public Limited Company

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2022:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$3,576,556	$—
Europe	53,861,004	59,709,086	—
North America	774,901,642	120,809	—
South America	—	46,025	—
Exchange Traded Funds	634,392,669	—	—
Preferred Stocks	—	492,067	—
Investment Company	1,957,634,015	—	—

Total	$3,420,789,330	$63,944,543	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$4,531,302	$—
Futures Contracts(b)	21,537,315	—	—
Total Return Swap Contracts(b)	—	34,982,848	—
Purchased Option Contracts	1,894,530	—	—

Total	$23,431,845	$39,514,150	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(31,738)	$—
Futures Contracts(b)	(19,333,682)	—	—
Credit Default Swap Contracts(b)	—	(3,499,140)	—
Total Return Swap Contracts(b)	—	(21,709,442)	—
Written Option Contracts	(817,170)	—	—

Total	$(20,150,852)	$(25,240,320)	$—

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$99,770,700	$—	$—
Investment Company	179,408,121	—	—
Short-term Investments	835,338,832	—	—

Total	$1,114,517,653	$—	$—

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

COMMODITY STRATEGY (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Futures Contracts(b)	$21,054,260	$—	$—
Total Return Swap Contracts	—	1,185,664	—

Total	$21,054,260	$1,185,664	$—

Liabilities
Futures Contracts(b)	$(37,111,233)	$—	$—

DEFENSIVE EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$95,628	$—	$—
North America	5,041,164	—	—
Investment Company	200,354	—	—

Total	$5,337,146	$—	$—

Derivative Type

Assets
Purchased Option Contracts	$107,550	$—	$—

Liabilities
Futures Contracts(b)	$(52,819)	$—	$—
Written Option Contracts	(80,025)	—	—

Total	$(132,844)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (together, referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks refer to risks related to potential

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks refer to the risks of loss resulting from insufficient documentation, or legality or enforceability of a contract. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.